Basis of Presentation (Policies)	12 Months Ended
Aug. 31, 2018
Basis of Presentation [Abstract]
Basis of measurement
Basis of measurement

These consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of derivative financial instruments, available-for-sale investments and the contingent liability.

Consolidation	Consolidation These consolidated financial statements include the accounts of the company and its domestic and foreign subsidiaries. Intercompany accounts and transactions have been eliminated.
Revenue recognition
Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the sales of goods and services in the ordinary course of business.

Sales of goods

Revenue from sales of goods, which represent the majority of the sales of the company, is recognized when the significant risks and rewards of ownership of the goods have passed to the buyer, usually upon delivery of the goods. Revenue is recorded based on the price specified in the sales arrangements.

Maintenance contracts

Maintenance contracts are usually offered to customers for periods of 12 to 36 months. They generally include the right to unspecified software upgrades and enhancements on a when-and-if-available basis as well as customer service. Revenue from these contracts is recognized ratably over the terms of the maintenance contracts on a straight-line basis.

Extended warranties

Extended warranties are usually offered to customers for periods of 6 to 48 months. Revenue from these extended warranties is recognized ratably over the warranty period on a straight-line basis.

Multiple-component arrangements

When a sales arrangement includes multiple separately identifiable components such as goods, professional services, extended warranties, maintenance contracts, installation and training, the revenue recognition criteria are applied to each separately identifiable component. A component is considered separately identifiable if the delivered item has value to the customer on a stand-alone basis and the fair value associated with the component can be measured reliably. The company allocates the selling price of a multiple-component arrangement to each component based on the fair value of each component in relation to the fair value of the arrangement as a whole.

Sales arrangements may include acceptance clauses. When a sales arrangement does include an acceptance provision, acceptance occurs upon the earliest of receipt of a written customer acceptance or expiration of the acceptance period. For these sales arrangements, the sale is recognized when acceptance occurs.

Presentation currency
Presentation currency

The functional currency of the company is the Canadian dollar. The company has adopted the US dollar as its presentation currency as it is the most commonly used reporting currency in its industry. The consolidated financial statements are translated into the presentation currency as follows: assets and liabilities are translated at the exchange rate in effect on the date of the balance sheet; revenues and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive income in shareholders' equity.

Foreign currency translation
Foreign currency translation

(a)	Foreign currency transactions

Transactions denominated in currencies other than the functional currency are translated into the relevant functional currency as follows: Monetary assets and liabilities are translated at the exchange rate in effect on the date of the balance sheet, and revenues and expenses are translated at the exchange rate in effect on the date of the transaction. Non-monetary assets and liabilities measured at historical cost and denominated in a foreign currency are translated using the exchange rate at the date of the transaction, whereas non-monetary items that are measured at fair value and denominated in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Foreign exchange gains and losses arising from such translation are included in the consolidated statements of earnings.

(b)	Foreign operations

Each foreign operation determines its own functional currency and items included in the financial statements of each foreign operation are measured using that functional currency. The financial statements of each foreign operation that has a functional currency different from the company are translated into Canadian dollars as follows: assets and liabilities are translated at the exchange rate in effect on the date of the balance sheet; revenues and expenses are translated at the monthly average exchange rate. The foreign currency translation adjustment arising from such translation is included in accumulated other comprehensive income in shareholders' equity.

Financial instruments
Financial instruments

The classification of financial instruments depends on the intended purpose when the financial instruments were acquired or issued, as well as on their characteristics and designation by the company.

Classification

Financial assets

Cash	Loans and receivables
Short-term investments	Available for sale
Accounts receivable	Loans and receivables
Other assets	Loans and receivables
Forward exchange contracts	Derivatives used for hedging

Financial liabilities

Bank loan	Other financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities
Other liabilities	Other financial liabilities
Long-term debt	Other financial liabilities
Contingent liability	Financial liabilities at fair value through profit or loss
Forward exchange contracts	Derivatives used for hedging

Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are designated as available for sale or are not classified in any of the other categories. They are initially recognized at fair value plus transaction costs and are subsequently measured at fair value. After their initial recognition, any changes in their fair value are reflected in other comprehensive income.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After their initial measurement at fair value plus transaction costs, they are carried at amortized cost, using the effective interest rate method, which generally corresponds to the nominal amount due to their short-term maturity.

Other financial liabilities

Other financial liabilities are non-derivative financial liabilities initially measured at fair value plus transaction costs, and they are subsequently carried at amortized cost, using the effective interest rate method, which generally corresponds to the nominal amount due to their short-term maturity.

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss are non-derivative financial liabilities initially measured at fair value and are subsequently measured at fair value. After their initial recognition, any changes in their fair value are reflected in the consolidated statements of earnings.

Derivative financial instruments and hedging activities
Derivative financial instruments and hedging activities

Forward exchange contracts are utilized by the company to manage its foreign currency exposure. Forward exchange contracts are entered into by the company to hedge anticipated US-dollar-denominated sales and the related accounts receivable as well as Indian-rupee-denominated operating expenses and the related accounts payable. The company's policy is not to utilize those derivative financial instruments for trading or speculative purposes.

The company's forward exchange contracts, which are designated as cash flow hedging instruments, qualify for hedge accounting.

They are initially recorded at fair value and subsequently measured at fair value. The fair value of forward exchange contracts is determined using quoted prices and forward exchange rates at the balance sheet date, with the resulting value discounted back to present value. After initial recognition, the effective portion of changes in their fair value is reflected in other comprehensive income. Any ineffective portion is recognized immediately in the consolidated statements of earnings. Upon recognition of related hedged sales and operating expenses, accumulated changes in fair value of forward exchange contracts are respectively reclassified in sales and net research and development expenses in the consolidated statements of earnings.

At the inception of a hedge relationship, the company formally designates and documents the hedge relationship to which the company wishes to apply hedge accounting, the risk management objectives, the hedging instrument, the hedged item and the method used to test effectiveness. The company assesses effectiveness of the hedge relationship at inception and on an ongoing basis using the dollar-offset method.

Fair value hierarchy
Fair value hierarchy

The company classifies its derivative and non-derivative financial assets and liabilities measured at fair value using the fair value hierarchy as follows:

Level 1:	Quoted prices (unadjusted) in active market for identical assets or liabilities;

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the asset and liability, either directly or indirectly;

Level 3:	Unobservable inputs for the asset or liability.

The company's short-term investments, forward exchange contracts and contingent liability are measured at fair value at each balance sheet date. The company's short-term investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets. The company's forward exchange contracts are classified within Level 2 of the fair value hierarchy because they are valued using quoted prices and forward foreign exchange rates at the balance sheet dates. The company's contingent liability is classified within level 3 of the fair value hierarchy because it is valued using unobservable inputs such as expected future sales of Ontology.

Short-term investments
Short-term investments

All investments with original terms to maturity of three months or less and that are not required for the purposes of meeting short-term cash requirements are classified as short-term investments. Short-term investments are classified as available-for-sale financial assets; therefore, they are carried at fair value in the consolidated balance sheet, and any changes in their fair value are reflected in other comprehensive income. Upon the disposal or maturity of these assets, accumulated changes in their fair value are reclassified in the consolidated statements of earnings.

Inventories
Inventories

Inventories are valued on an average cost basis, at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.

The cost of work in progress and finished goods includes material, labor and an allocation of manufacturing overhead.

Property, plant and equipment and depreciation
Property, plant and equipment and depreciation

Property, plant and equipment are recorded at cost, net of accumulated depreciation and accumulated impairment losses. Such cost is reduced by related research and development tax credits.

Depreciation is provided on a straight-line basis over the estimated useful lives of the asset as follows:

Term
Land improvements	15 years
Buildings	20 to 60 years
Equipment	3 to 15 years
Leasehold improvements	The lesser of useful life and remaining lease term

The assets' residual values and useful lives are reviewed at each financial year-end, and adjusted prospectively, if appropriate.

Intangible assets, goodwill and amortization
Intangible assets, goodwill and amortization

Intangible assets

Intangible assets with finite useful lives primarily include the cost of core technology, customer relationships and software. The cost of intangible assets acquired in a business combination is the fair value of the assets at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the estimated useful lives of two to eight years for core technologies, three months to five years for customer relationships, one year for brand name, and two and eight years for software. None of the company's intangible assets were developed internally.

The amortization method and the useful lives of intangible assets are reviewed at each financial year-end, and adjusted prospectively, if appropriate.

Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of net identifiable assets acquired, and is allocated to each cash-generating unit (CGU) or group of CGUs that are expected to benefit from the related business combination. A group of CGUs represents the lowest level within the company at which the goodwill is monitored for internal management purposes, which is not higher than an operating segment. Goodwill is not amortized but must be tested for impairment on an annual basis or more frequently if events or circumstances indicate that it might be impaired.

Research and development

All costs related to research are expensed as incurred, net of related tax credits and grants. Development costs are expensed as incurred, net of related tax credits and grants, unless they meet the recognition criteria of IAS 38, "Intangible Assets'', in which case they are capitalized, net of related tax credits and grants and amortized on a straight-line basis over the estimated benefit period. Research and development expenses mainly comprise salaries and related expenses, material costs as well as fees paid to third-party consultants. As at August 31, 2017 and 2018, the company had not capitalized any development costs.

The company elected to account for non-refundable research and development tax credits under IAS 20, "Accounting for Governmental Grants and Disclosures of Governmental Assistance'', and as such, these tax credits are presented against gross research and development expenses in the consolidated statements of earnings. Non-refundable research and development tax credits are included in earnings or deducted from the related assets, provided there is reasonable assurance that the company has complied and will comply with the conditions related to the tax credits and that the tax credits will be received.

Impairment of non-financial assets
Impairment of non-financial assets

The company assesses at each reporting date whether there is an indication that the carrying value of property, plant and equipment and finite-life intangible assets may not be recoverable. Non-financial assets that are not amortized (such as goodwill) are subject to an annual impairment test. If any indication exists, or when annual impairment testing is required, the company estimates the asset or asset group's recoverable amount. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGUs). The recoverable amount is the higher of an asset or CGU's fair value less costs of disposal and its value in use. Where the carrying value of an asset or CGU exceeds its recoverable amount, the asset or the CGU is considered impaired and is written down to its recoverable amount. The company performs its annual goodwill impairment test in the fourth quarter of each fiscal year.

For property, plant and equipment and finite-life intangible assets, the reversal of impairment is limited so that the carrying value of the asset does not exceed its recoverable amount, nor exceed the carrying value that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior periods. Impairment losses on goodwill are not reversed.

Leases
Leases

Operating leases are leases for which the company does not assume substantially all the risks and rewards of ownership of the asset. Operating lease rentals are charged to the consolidated statements of earnings on a straight-line basis over the lease term.

As at August 31, 2017 and 2018, all significant leases of the company were classified as operating leases.

Government grants
Government grants

Grants related to operating expenses are included in earnings when the related expenses are incurred. Grants related to capital expenditures are deducted from the related assets. Grants are included in the consolidated statements of earnings or deducted from the related assets, provided there is reasonable assurance that the company has complied and will comply with all the conditions related to the grants and that the grants will be received.

Warranty
Warranty

The company offers its customers basic warranties of one to three years, depending on the specific products and terms of the purchase agreement. The company's typical warranties require it to repair or replace defective products during the warranty period at no cost to the customer. Costs related to basic warranties are accrued at the time of shipment, based upon estimates of expected rework and warranty costs to be incurred. Costs associated with separately priced extended warranties are expensed as incurred.

Income taxes
Income taxes

Income taxes comprise current and deferred income taxes.

Current income taxes

Current income tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered or paid to the taxation authorities. Income tax rates used to calculate the amount are those that are enacted or substantively enacted at the balance sheet dates in the tax jurisdictions where the company generates taxable income/loss.

Deferred income taxes

The company provides for deferred income taxes using the liability method. Under this method, deferred income tax assets and liabilities are determined based on deductible or taxable temporary differences between financial statement values and tax values of assets and liabilities as well as the carry-forward of unused tax losses and deductions, using enacted or substantively enacted income tax rates at the balance sheet dates, that are expected to be in effect for the years in which the assets are expected to be recovered or the liabilities to be settled.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the deductible temporary differences as well as unused tax losses and deductions can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences and for taxable temporary differences arising on investments in subsidiaries, except where the reversal of these temporary differences can be controlled, and it is probable that the differences will not reverse in the foreseeable future.

Deferred income tax assets and liabilities are presented as non-current in the consolidated balance sheets.

Uncertain tax positions

The company is subject to income tax laws and regulations in several jurisdictions. There are many transactions and calculations during the course of business for which the ultimate tax determination is uncertain. The company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk. These provisions are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The company reviews the adequacy of these provisions at the end of the reporting periods and any changes in the provisions are recognized in the consolidated statements of earnings when they occur. However, it is possible that at some future dates, liabilities in excess of the company's provisions could result from audits by, or litigation with, the relevant taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were initially recorded, such differences will be recognized in the consolidated statement of earnings in the period in which such determination is made.

Earnings per share
Earnings per share

Basic earnings per share are calculated by dividing net earnings attributable to common equity holders of the company by the weighted average number of common shares outstanding during the year.

Diluted earnings per share are calculated by dividing net earnings attributable to common equity holders of the company by the weighted average number of common shares outstanding during the year, plus the effect of dilutive potential common shares outstanding during the year. This method requires that diluted earnings per share be calculated (using the treasury stock method) as if all dilutive potential common shares had been exercised at the latest at the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase common shares of the company at the average market price of the common shares during the year.

Stock-based compensation
Stock-based compensation

Equity-settled awards

The company's stock options, restricted share units and deferred share units are equity-settled awards. The company accounts for stock-based compensation costs on equity-settled awards using the Black-Scholes option valuation model. The fair value of equity-settled awards is measured at the date of grant. Stock-based compensation costs are amortized to expense over the vesting periods together with a corresponding change in contributed surplus in shareholders' equity. For equity-settled awards with graded vesting, each tranche is considered a separate grant with a different vesting date and fair value, and each tranche is accounted for separately.

Cash-settled awards

The company's stock appreciation rights are cash-settled awards. The company accounts for stock-based compensation costs on cash-settled awards using the Black-Scholes option valuation model. The fair value of the cash-settled awards is remeasured at the end of each reporting period, with any changes in the fair value recognized in the consolidated statements of earnings.

Operating segments
Operating segments

Operating segments are defined as components of an entity engaged in business activities from which it may earn revenues and incur expenses, and whose operating results are regularly reviewed by the chief operating decision maker (CODM) to make decisions about resources to be allocated to segments and assess their performance and for which discrete information is available. The function of the CODM is performed by the Chief Executive Officer who reviews consolidated results for the purposes of allocating resources and evaluating performance. Accordingly, the company determines that it has one operating segment as of, and for the years ended August 31, 2016, 2017 and 2018. Entity-wide disclosures are presented in note 22.

Critical accounting judgments in applying accounting policies and estimates
Critical accounting judgments in applying accounting policies and estimates

The preparation of financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses as well as the disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those judgments, estimates and assumptions.

Critical judgments, estimates and assumptions are the following:

Critical judgments in applying accounting policies
Critical judgments in applying accounting policies

(a)	Determination of functional currency

The company operates in multiple countries and generates revenue and incurs expenses in several currencies, namely the Canadian dollar, the US dollar, the euro, the British pound, the Indian rupee and the CNY (Chinese currency). The determination of the functional currency of the company and its subsidiaries may require significant judgment. In determining the functional currency of the company and its subsidiaries, management takes into account primary, secondary and tertiary indicators. When indicators are mixed, and the functional currency is not obvious, management uses its judgment to determine the functional currency.

(b)	Determination of cash generating units and allocation of goodwill

For the purpose of impairment testing, goodwill must be allocated to each CGU or group of CGUs that are expected to benefit from the synergies of the business combination. Initial allocation and possible reallocation of goodwill to a CGU or a group of CGUs requires judgment.

Critical estimates and assumptions
Critical estimates and assumptions

(a)	Inventories

The company states its inventories at the lower of cost, determined on an average cost basis, and net realizable value, and provides reserves for excess and obsolete inventories. The company determines its reserves for excess and obsolete inventories based on the quantities on hand at the reporting dates compared to foreseeable needs, taking into account changes in demand, technology or market.

(b)	Income taxes

The company is subject to income tax laws and regulations in several jurisdictions. Under these laws and regulations, uncertainties exist with respect to the interpretation of complex tax laws and regulations and the amount and timing of future taxable income. The company maintains provisions for uncertain tax positions that it believes appropriately reflect its risk based on its interpretation of laws and regulations. In addition, management has made reasonable estimates and assumptions to determine the amount of deferred tax assets that can be recognized in the consolidated financial statements, based upon the likely timing and level of anticipated future taxable income together with tax planning strategies. The ultimate realization of the company's deferred income tax assets is dependent upon the generation of sufficient future taxable income during the periods in which those assets are expected to be realized.

(c)	Tax credits recoverable

Tax credits are recorded provided that there is reasonable assurance that the company has complied and will comply with all the conditions related to the tax credits and that the tax credits will be received. The ultimate recovery of the company's non-refundable tax credits is dependent upon the generation of sufficient future taxable income during the tax credits carry-forward periods. Management has made reasonable estimates and assumptions to determine the amount of non-refundable tax credits that can be recognized in the consolidated financial statements, based upon the likely timing and level of anticipated future taxable income together with tax planning strategies (note 20).

(d)	Impairment of non-financial assets

Impairment exists when the carrying value of an asset or group of assets (CGU) exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation for the company's CGUs is based on a market approach that relies on unobservable inputs based on valuation multiples and recent transactions for comparable assets or businesses, within the same industry. The company applies judgment in making adjustments to the unobservable inputs for factors such as size, risk profile or profitability. The company also considers the company's value derived from its market capitalization, adjusting for a control premium considered appropriate based on other comparable companies with significant controlling interests. Depending on the market evidence available, the company, from time to time, may further supplement this market approach with an income approach that considers discounted cash flows to determine fair value less costs of disposal, as well as the nature and magnitude of research and development activities carried out by the CGU. The discounted cash flow model involves significant judgment with respect to estimating cash flows (based on market participant assumptions) and the appropriate discount rate.

(e)	Purchase price allocation in business combinations

The fair value of the total consideration transferred in business combinations (purchase price) must be allocated based on estimated fair value of acquired net assets at the date of acquisition. Allocating the purchase price requires management to make estimates and judgments to determine assets acquired and liabilities assumed, useful lives of certain long-lived assets and the respective fair value of assets acquired, and liabilities assumed; this may require the use of unobservable inputs, including management's expectations of future revenue growth, operating costs and profit margins as well as discount rates.

New IFRS pronouncements not yet adopted
New IFRS pronouncements not yet adopted

Financial instruments

The final version of IFRS 9, "Financial Instruments", was issued in July 2014 and will replace IAS 39, "Financial Instruments: Recognition and Measurement". IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value, replacing the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of its financial assets. Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward unchanged to IFRS 9. The new standard also requires a single impairment method to be used, replacing the multiple impairment methods in IAS 39. Requirements relating to hedge accounting, representing a new hedge accounting model, have also been added to IFRS 9. The new standard is effective for annual periods beginning on or after January 1, 2018 and must be applied retrospectively. The company will adopt this new standard on September 1, 2018, and its adoption will not have a significant impact on its consolidated financial statements.

Revenue from contracts with customers

IFRS 15, "Revenue from Contracts with Customers", was issued in May 2014. The objective of this new standard is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability. This new standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. This new standard is effective for annual periods beginning on or after January 1, 2018. The company will adopt this new standard on September 1, 2018 using the modified retrospective method, with the cumulative effect of the initial application of the standard recognized as an adjustment to the opening balance of retained earnings as at the date of initial application. The company will apply this standard retrospectively only to contracts that are not completed at the date of initial application.

The company has performed an assessment to identify significant areas of impact between the company's current accounting treatment under IAS 18, "Revenue" and the new requirements of IFRS 15. Based on the assessment, the company concluded that the main areas of impact relate to the allocation of the transaction price to the various performance obligations under the contracts, the timing of revenue recognition for sales arrangement that contain customer acceptance clauses, and the sale of licenses that provide customers with the "right to use" the company's intellectual property.

The company performed a quantitative analysis of the main areas of impact as of September 1, 2018, and it does not expect the new standard to materially impact its consolidated financial statements.

Leases

IFRS 16, "Leases", was issued in January 2016. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e., the customer (lessee) and the supplier (lessor). IFRS 16 will supersede IAS 17, "Leases", and related interpretations. This new standard is effective for annual periods beginning on or after January 1, 2019, with earlier adoption permitted if IFRS 15, "Revenue from Contracts with Customers", is also applied. The company has not yet assessed the impact that the new standard will have on its consolidated financial statements.

Foreign Currency Transactions and Advance Consideration

IFRIC 22, "Foreign Currency Transactions and Advance Consideration", was issued in December 2016. IFRIC 22 addresses how to determine the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part of it) and on the derecognition of a non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration in a foreign currency. IFRIC 22 is effective for annual periods beginning on or after January 1, 2018. Early adoption is permitted. The company will adopt this interpretation on September 1, 2018 and its adoption will not have a material impact on the company's consolidated financial statements.

Uncertainty over Income Tax Treatments

IFRIC 23, "Uncertainty over Income Tax Treatments", was issued in June 2017. IFRIC 23 provides guidance on how to value uncertain income tax positions based on the probability of whether the relevant tax authorities will accept the company's tax treatments. A company is to assume that a taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019. The company will adopt this interpretation on September 1, 2019 and is currently assessing the impact that it will have on its consolidated financial statements.